Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Schedule of Composition of Provisions

	Dismantling and restoring		Other contractual
	sites	Litigations	obligations	Total
	NIS millions	NIS millions	NIS millions	NIS millions
Balance as at January 1, 2018	21	49	42	112
Provisions made during the year	-	21	12	33
Provisions reversed during the year	(1)	(7)	(12)	(20)
Balance as at January 1, 2019	20	63	42	125
Provisions made during the year	2	12	4	18
Provisions reversed during the year	-	(17)	(5)	(22)
Balance as at December 31, 2019	22	58	41	121

Non-current	22	-	-	22
Current	-	58	41	99
	22	58	41	121